LOANS AND BORROWINGS	6 Months Ended
Dec. 31, 2022
LOANS AND BORROWINGS [Abstract]
LOANS AND BORROWINGS
7.          LOANS AND BORROWINGS

	December 31, 2022 US$	June 30, 2022 US$
Current
Lease liabilities	358,112	128,653
Other loans and borrowings	5,748	5,594
Total current loans and borrowings	363,860	134,247

Non-current
Lease liabilities	760,633	377,920
Other loans and borrowings	27,958	30,863
Total non-current loans and borrowings	788,591	408,783

Total loans and borrowings	1,152,451	543,030